Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 6,117	$ 1,923
Marketable securities	1,323	104
Receivables and prepaids	297	76
Total Current Assets	7,737	2,103
NON-CURRENT ASSETS
Mineral property interests	15,820	16,083
Equipment	83	128
Total Non-Current Assets	15,903	16,211
Total Assets	23,640	18,314
CURRENT LIABILITIES
Accounts payable and accrued liabilities	324	151
Flow through premium liability	0	9
Deferred royalty liability, current	35	35
Lease liability, current	31	36
Total Current Liabilities	390	231
LONG TERM LIABILITIES
Deferred royalty liability, long term	116	123
Lease liability, long term	20	39
Total Long Term Liabilities	136	162
Total Liabilities	526	393
SHAREHOLDERS' EQUITY
Share capital	73,595	67,287
Reserve for share-based payments	821	709
Accumulated other comprehensive loss	(2,044)	(2,497)
Deficit	(49,258)	(47,578)
Total Shareholders' Equity	23,114	17,921
Total Liabilities and Shareholders' Equity	$ 23,640	$ 18,314